Segment And Geographic Information	12 Months Ended
Dec. 31, 2011
Segment And Geographic Information [Abstract]
Segment And Geographic Information

20. Segment and geographic information

     The Company is required to report information about operating segments in annual financial statements and interim financial reports issued to shareholders in accordance with ASC Topic 280. Operating segments are components of a company about which separate financial information is available that is regularly evaluated by the chief operating decision maker(s) in deciding how to allocate resources and assess performance. ASC Topic 280 also requires disclosures about the Company's products and services, geographical areas and major customers.

     As discussed in Note 1, the Company through its wholly-owned and majority-owned subsidiaries operates and franchises McDonald's restaurants in the food service industry. The Company has determined that its reportable segments are those that are based on the Company's method of internal reporting. The Company manages its business as distinct geographic segments and its operations are divided into four geographical divisions as follows: Brazil; the Caribbean division, consisting of Aruba, Curacao, French Guyana, Guadeloupe, Martinique, Puerto Rico, Trinidad and Tobago and the U.S. Virgin Islands of St. Croix and St. Thomas; the North Latin America division ("NOLAD"), consisting of Costa Rica, Mexico and Panama; and the South Latin America division ("SLAD"), consisting of Argentina, Chile, Colombia, Ecuador, Peru, Uruguay and Venezuela. The accounting policies of the segments are the same as those described in Note 3.

The following table presents information about profit or loss and assets for each reportable segment:

	For the fiscal year ended December 31,
	2011	2010	2009
Revenues:
Brazil	$1,890,824	$1,595,571	$1,200,742
Caribbean division	267,701	260,617	244,774
NOLAD	355,265	305,017	240,333
SLAD	1,143,859	856,913	979,627
Total revenues	$3,657,649	$3,018,118	$2,665,476

Adjusted EBITDA:
Brazil	$289,462	$250,606	$160,037
Caribbean division	9,493	23,556	21,167
NOLAD	19,551	15,400	3,918
SLAD	121,475	83,998	129,889
Total reportable segments	439,981	373,560	315,011
Corporate and others (i)	(100,193)	(74,446)	(48,628)
Total adjusted EBITDA	$339,788	$299,114	$266,383

	For the fiscal year ended December 31,
	2011	2010	2009
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$339,788	$299,114	$266,383

(Less) Plus items excluded from computation that
affect operating income:
Depreciation and amortization	(68,971)	(60,585)	(54,169)
Compensation expense related to the award right granted to
our CEO	(2,214)	(16,392)	(4,334)
Gains from sale of property and equipment	7,123	5,299	8,465
Write-offs of property and equipment	(3,570)	(2,635)	(9,434)
Impairment of long-lived assets	(1,715)	(4,668)	-
Impairment of goodwill	(2,077)	-	(102)
Incremental compensation expense related to ADBV long-
term incentive plan	(10,526)	(15,576)	-
Stock-based compensation related to the special awards in
connection with the initial public offering under the 2011
Plan	(5,703)	-	-
Cash bonus related to the initial public offering	(1,382)	-	-
Operating income	250,753	204,557	206,809

(Less) Plus:
Net interest expense	(60,749)	(41,613)	(52,473)
Loss from derivative instruments	(9,237)	(32,809)	(39,935)
Foreign currency exchange results	(23,926)	3,237	(14,098)
Other non-operating income (expenses), net	3,562	(23,630)	(1,240)
Income tax expense	(44,603)	(3,450)	(18,709)
Net income attributable to non-controlling interests	(271)	(271)	(332)
Net income attributable to Arcos Dorados Holdings Inc.	$115,529	$106,021	$80,022

Depreciation and amortization:
Brazil	$44,503	$43,927	$30,944
Caribbean division	11,982	11,733	10,658
NOLAD	25,670	23,197	20,471
SLAD	24,070	20,343	23,433
Total reportable segments	106,225	99,200	85,506
Corporate and others (i)	6,536	6,048	5,132
Purchase price allocation (ii)	(43,790)	(44,663)	(36,469)
Total depreciation and amortization	$68,971	$60,585	$54,169

Property and equipment expenditures:
Brazil	$142,111	$70,017	29,065
Caribbean division	36,103	10,951	7,827
NOLAD	48,914	36,832	18,589
SLAD	90,150	53,602	31,342
Others	2,581	4,267	3,282
Total property and equipment expenditures	$319,859	$175,669	90,105

	As of December 31,
	2011	2010
Total assets:
Brazil	$992,832	$1,003,970
Caribbean division	259,633	229,863
NOLAD	381,840	390,812
SLAD	513,909	405,641
Total reportable segments	2,148,214	2,030,286
Corporate and others (i)	98,451	222,412
Purchase price allocation (ii)	(371,259)	(468,432)
Total assets	$1,875,406	$1,784,266

     (i) Primarily relates to corporate general and administrative expenses and assets as well as the results and assets of the Company's operating distribution centers until March 16, 2011 (see Note 23 for details of the split-off). Corporate general and administrative expenses consist of home office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. Corporate assets primarily include corporate cash and cash equivalents and collateral deposits.

     (ii) Relates to the purchase price allocation adjustment made at corporate level, which reduces the total assets and the corresponding depreciation and amortization.

     The Company's revenues are derived from two sources: sales by Company-operated restaurants and revenues from restaurants operated by franchisees. See Note 3 for more details. All of the Company's revenues are derived from foreign operations.

     Long-lived assets consisting of property and equipment totaled $1,023,180 and $911,730 at December 31, 2011 and 2010, respectively. All of the Company's long-lived assets are related to foreign operations.